Staff Costs - Summary of Directors' Remuneration and Other Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff Costs [Line Items]
Directors’ remuneration	£ 793	£ 549	£ 526
Pension and other benefits	37	34	77
Directors’ remuneration & other benefits	830	583	603
Highest Paid Director
Staff Costs [Line Items]
Directors’ remuneration	601	378	318
Pension and other benefits	33	29	61
Directors’ remuneration & other benefits	£ 634	£ 407	£ 379